Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 1	$ 15,441
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 2	0
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 3	12,808
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 4	1,065
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 5	28,249
Prepaid Expenses And Accounts Receivable Schedule Of Accounts, Notes, Loans And Financing Receivable 6	$ 1,065